Filed pursuant to Rule 497(e)
Registration Nos. 333-57548; 811-10319

Supplement dated February 1, 2019
to the
Statement of Additional Information dated July 27, 2018
for USA Mutuals Vice Fund, USA Mutuals Navigator Fund and USA Mutuals/WaveFront Hedged
Quantamental Opportunities Fund (the “Funds”),
series of USA Mutuals (the “Trust”)

This supplement makes the following amendment to disclosures in the Statement of Additional Information (“SAI”), dated July 27, 2018.

Effective February 1, 2019, the disclosure in the section entitled “Management of the Funds – Trustees and Officers” beginning on page 27 is amended as set forth below in the excerpt of the table showing the Interested Trustee and Officers of the Funds to reflect the appointment of Mr. Guy F. Talarico as the Trust’s Chief Compliance Officer:

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Interested Trustee and Officers
Richard A. Sapio* 615 E. Michigan Street Milwaukee, WI 53202 Age: 54	Interested Trustee and Chairperson	Indefinite Term; Since 2018	President, Mutual Capital Alliance, Inc. (1994 – present).	3	N/A
Michael N. Loukas Plaza of the Americas 700 North Pearl Street Suite 900 Dallas, TX 75201 Age: 44	President	Indefinite Term; Since 2016	President, USA Mutuals Advisors, Inc. (July 2016 - present); Managing Principal, WaveFront Capital Management, L.P. (2013 - July 2016); Head of Marketing, Evolution Realty Capital (2011-2013).	N/A	N/A
Jordan Waldrep Plaza of the Americas 700 North Pearl Street Suite 900 Dallas, TX 75201 Age: 42	Treasurer	Indefinite Term; Since 2017
Treasurer, USA Mutuals Advisors, Inc. (September 2017–present); Portfolio Manager, USA Mutuals Advisors, Inc. (August 2017–present); Portfolio Manager for Blackfin Capital (March 2014–August 2017); Analyst & Trader for Hourglass Capital (June 2008–December 2013).
				N/A	N/A
Guy F. Talarico 150 Broadway Suite 302 New York, NY 10038 Age: 63	Chief Compliance Officer	Indefinite Term; Since 2019	Founder and Chief Executive Officer, Alaric Compliance Services, LLC (2005 - present).	N/A	N/A

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Emily R. Enslow 615 E. Michigan Street Milwaukee, WI 53202 Age: 32	Secretary	Indefinite Term; Since 2015	Vice President, U.S. Bancorp Fund Services, LLC (July 2013-present).	N/A	N/A
*	Mr. Sapio is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is the owner of Mutual Capital, which has majority ownership of the Advisor.

Please retain this supplement with your SAI.